Description of the Business and Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2015 Segment deliverables
Accounting Policies [Abstract]
Number of operating segments | Segment	3
Number of deliverables | deliverables	2